Document and Entity Information	Feb. 10, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 10, 2025
Entity File Number	000-17781
Entity Registrant Name	Gen Digital Inc.
Entity Central Index Key	0000849399
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0181864
Entity Address, Address Line One	60 E RIO SALADO PARKWAY
Entity Address, Address Line Two	SUITE 1000
Entity Address, City or Town	TEMPE
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	650
Local Phone Number	527-2900
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GEN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false